VARIABLE INTEREST ENTITY (“VIE”) (Details Narrative)	Mar. 31, 2023	Dec. 31, 2022
Agape SEA Sdn Bhd [Member]
Ownership interest percentage	100.00%
Subsidiary Company Three [Member]
Ownership interest percentage		100.00%